Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Open debts mainly in USD	$ 13,825	$ 16,006
Open debts in EUR	2,112	2,314
Open debts in NIS	7,305	9,415
Total Trade Payables	$ 23,242	$ 27,735